Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid”, for our Principal Executive Officer (PEO) and our non-PEO NEOs, on an average basis, and certain financial performance of the Company for Fiscal Year 2024, 2023, 2022 and 2021. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)
2024	5,416,043	(10,641,811)	3,716,419	(260,790)	8.26	123.53	(260,101)	(154,215)
2023	5,267,036	(3,573,313)	2,741,339	1,550,202	54.57	120.43	(262,803)	(95,001)
2022	5,789,157	(30,811,711)	1,961,158	(1,410,451)	70.17	118.00	(106,864)	4,251
2021	1,256,250	79,887,250	4,001,770	26,200,762	117.39	120.35	(406,787)	(38,619)

(1)
Amounts reported in this column are the amounts of total compensation reported for Mr. Sell (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation—Summary Compensation Table.”

(2)
Amounts reported in this column represent the amount of “compensation actually paid” to Mr. Sell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sell during the applicable year. The increases and decreases in these values are attributable largely to the changes in the value of Mr. Sell’s pre-IPO equity compensation awards in light of stock price movements. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sell’s total compensation for each year to determine the compensation actually paid:

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)
SCT Total Compensation	1,256,250	5,789,157	5,267,036	5,416,043
Less, value of Stock and Option Awards reported in SCT	—	4,500,032	4,500,051	4,500,009
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	—	2,812,164	2,011,830	1,149,648
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	57,728,000	(27,495,000)	(8,219,253)	(8,005,528)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,903,000	(7,418,000)	1,867,125	(4,701,965)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	—
Compensation Actually Paid	79,887,250	(30,811,711)	(3,573,313)	(10,641,811)

(3)	For the portion of “compensation actually paid” that is based on year-end stock prices, $1.90 was used for 2024, $12.55 was used for 2023, $16.14 was used for 2022 and $27.00 was used for 2021.
(4)
Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Sell) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sell) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Schwaneke, Bensley, Desai, Shaker and Venkatachaliah; (ii) for 2023, Messrs. Bensley, Desai, Shaker and Venkatachaliah; (iii) for 2022, Messrs. Bensley, Desai, Shaker and Venkatachaliah and (iv) for 2021, Messrs. Bensley, Desai, Halkias, Shaker and Venkatachaliah.

(5)
Amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sell) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Average SCT Total Compensation	4,001,770	1,961,158	2,741,339	3,716,419
Less, value of Stock and Option Awards reported in SCT	3,307,199	1,250,024	2,312,535	3,027,154
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	4,366,866	781,166	1,068,277	566,509
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	780,300	(2,545,313)	(300,783)	(537,510)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,359,025	(357,438)	353,904	(325,077)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	(653,977)
Compensation Actually Paid	26,200,762	(1,410,451)	1,550,202	(260,790)

(6)
Represents the peer group TSR (S&P 500 Health Care Index) as reflected in our Annual Report pursuant to item 201(e) of Regulation S-K for the fiscal year ended December 31, 2024. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on April 14, 2021.

(7)	Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022.
(8)
Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure that is defined as net income (loss) adjusted to exclude: (i) income (loss) from discontinued operations, net of income taxes, (ii) interest expense, (iii) income tax expense (benefit), (iv) depreciation and amortization, (v) geography entry costs, (vi) stock-based compensation expense, (vii) severance and related costs, and (viii) certain other items that are not considered by us in the evaluation of ongoing operating performance. We chose Adjusted EBITDA as our Company-selected measure for evaluating pay versus performance because, among other reasons, it is a performance metric in our annual incentive plan. See “Executive Compensation—Elements of Our Executive Compensation Program—Annual Incentive Compensation.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts reported in this column are the amounts of total compensation reported for Mr. Sell (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation—Summary Compensation Table.”

(4)
Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Sell) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Sell) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Schwaneke, Bensley, Desai, Shaker and Venkatachaliah; (ii) for 2023, Messrs. Bensley, Desai, Shaker and Venkatachaliah; (iii) for 2022, Messrs. Bensley, Desai, Shaker and Venkatachaliah and (iv) for 2021, Messrs. Bensley, Desai, Halkias, Shaker and Venkatachaliah.

Peer Group Issuers, Footnote
(6)
Represents the peer group TSR (S&P 500 Health Care Index) as reflected in our Annual Report pursuant to item 201(e) of Regulation S-K for the fiscal year ended December 31, 2024. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on April 14, 2021.

PEO Total Compensation Amount	$ 5,416,043	$ 5,267,036	$ 5,789,157	$ 1,256,250
PEO Actually Paid Compensation Amount	$ (10,641,811)	(3,573,313)	(30,811,711)	79,887,250
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column represent the amount of “compensation actually paid” to Mr. Sell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sell during the applicable year. The increases and decreases in these values are attributable largely to the changes in the value of Mr. Sell’s pre-IPO equity compensation awards in light of stock price movements. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sell’s total compensation for each year to determine the compensation actually paid:

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)
SCT Total Compensation	1,256,250	5,789,157	5,267,036	5,416,043
Less, value of Stock and Option Awards reported in SCT	—	4,500,032	4,500,051	4,500,009
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	—	2,812,164	2,011,830	1,149,648
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	57,728,000	(27,495,000)	(8,219,253)	(8,005,528)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,903,000	(7,418,000)	1,867,125	(4,701,965)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	—
Compensation Actually Paid	79,887,250	(30,811,711)	(3,573,313)	(10,641,811)

Non-PEO NEO Average Total Compensation Amount	$ 3,716,419	2,741,339	1,961,158	4,001,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ (260,790)	1,550,202	(1,410,451)	26,200,762
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sell) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Average SCT Total Compensation	4,001,770	1,961,158	2,741,339	3,716,419
Less, value of Stock and Option Awards reported in SCT	3,307,199	1,250,024	2,312,535	3,027,154
Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	4,366,866	781,166	1,068,277	566,509
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	780,300	(2,545,313)	(300,783)	(537,510)
Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,359,025	(357,438)	353,904	(325,077)
Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	(653,977)
Compensation Actually Paid	26,200,762	(1,410,451)	1,550,202	(260,790)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we use to link compensation actually paid to our NEOs, for 2024, to company performance. Adjusted EBITDA and growth in membership on Company platform are also metrics used to determine annual incentive compensation payouts. For more information on annual incentive compensation and actual payouts, see “Executive Compensation—Elements of Our Executive Compensation Program— Annual Incentive Compensation.”
Most Important Performance Measure for 2024

Adjusted EBITDA
Revenue
Growth in Membership on Company Platform(1)
Medical Margin(2)

(1)	Measured by reference to the growth in the total members live on the agilon platform between December 31, 2023 and December 31, 2024.
(2)
Medical margin represents the amount earned from medical services revenue after medical services expenses are deducted. Medical services expense represents costs incurred for medical services provided to our members. As our platform matures over time, we expect medical margin to increase in absolute dollars.

Total Shareholder Return Amount	$ 8.26	54.57	70.17	117.39
Peer Group Total Shareholder Return Amount	$ 123.53	$ 120.43	$ 118	$ 120.35
Company Selected Measure Amount	(154,215,000)	(95,001,000)	4,251,000	(38,619,000)
PEO Name	Mr. Sell	Mr. Sell	Mr. Sell	Mr. Sell
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (260,101,000)	$ (262,803,000)	$ (106,864,000)	$ (406,787,000)
Share Price	$ 1.9	$ 12.55	$ 16.14	$ 27
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure that is defined as net income (loss) adjusted to exclude: (i) income (loss) from discontinued operations, net of income taxes, (ii) interest expense, (iii) income tax expense (benefit), (iv) depreciation and amortization, (v) geography entry costs, (vi) stock-based compensation expense, (vii) severance and related costs, and (viii) certain other items that are not considered by us in the evaluation of ongoing operating performance. We chose Adjusted EBITDA as our Company-selected measure for evaluating pay versus performance because, among other reasons, it is a performance metric in our annual incentive plan. See “Executive Compensation—Elements of Our Executive Compensation Program—Annual Incentive Compensation.”

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Membership on Company Platform
Measure:: 4
Pay vs Performance Disclosure
Name	Medical Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,500,009)	$ (4,500,051)	$ (4,500,032)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,149,648	2,011,830	2,812,164	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,005,528)	(8,219,253)	(27,495,000)	57,728,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,701,965)	1,867,125	(7,418,000)	20,903,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,027,154)	(2,312,535)	(1,250,024)	(3,307,199)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,509	1,068,277	781,166	4,366,866
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(537,510)	(300,783)	(2,545,313)	780,300
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,077)	353,904	(357,438)	20,359,025
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (653,977)	$ 0	$ 0	$ 0